NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of notes payable
	September 30, 2015	At December 31, 2014

Notes payable for insurance premium financing	$61,851	$24,329
Loan from Silicon Valley Bank	-	525,000

	$61,851	$549,329

	December 31, 2014	At December 31, 2013

Notes payable for insurance premium financing	$24,329	$25,761
Loan from Silicon Valley Bank	525,000	525,000

	$549,329	$550,761